JPMORGAN TRUST I

245 Park Avenue

New York, New York 10167

June 14, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Attention: Filing Desk

Re:

JPMorgan Trust I ("Trust")

File Nos. 811-21295 and 333-103022

on behalf of the JPMorgan Current Yield Money Market Fund (the "Fund")

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended ("1933 Act"), and Rule 485(a) thereunder and (2) the Investment Company Act of 1940, as amended ("1940 Act"), is Post-Effective Amendment No. 112 (Amendment No.113 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A ("Amendment"). This filing is being made for the purpose of registering the JPMorgan Current Yield Money Market Fund as a new series of the Trust. The Fund will offer Capital Shares and Institutional Class Shares. Included in the filing are the prospectuses and statement of additional information with regard to the Fund.

The Fund seeks to provide current income and will operate as a money market fund in compliance with Rule 2a-7 of the 1940 Act.

If you have any questions or comments, please call me at (212)-648-0472.

Very truly yours,

/S/ GREGORY S. SAMUELS

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Gregory S. Samuels

Assistant Secretary